SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 79.8%

Communication Services — 7.1%
Alphabet Inc, Cl A	31,756	$5,434
Alphabet Inc, Cl C	26,610	4,595
AT&T Inc	38,529	868
Charter Communications Inc, Cl A *	514	168
Comcast Corp, Cl A	20,896	913
Electronic Arts Inc	1,421	214
Fox Corp	2,156	88
Frontier Communications Parent *	1,469	52
IAC *	461	22
Interpublic Group of Cos Inc/The	2,087	61
Iridium Communications	745	22
Liberty Broadband Corp, Cl A *	105	8
Liberty Broadband Corp, Cl C *	594	48
Liberty Global *	947	20
Liberty Global, Cl A *	748	15
Liberty Media -Liberty Formula One, Cl A *	126	9
Liberty Media -Liberty Formula One, Cl C *	1,050	84
Liberty Media -Liberty Live, Cl A *	117	7
Liberty Media -Liberty Live, Cl C *	283	16
Live Nation Entertainment Inc *	849	99
Madison Square Garden Sports *	112	25
Match Group *	1,503	54
Meta Platforms, Cl A	11,838	6,719
Netflix Inc *	2,312	1,748
New York Times, Cl A	864	48
News Corp, Cl A	2,047	56
News Corp, Cl B	710	21
Nexstar Media Group Inc, Cl A	168	30
Omnicom Group Inc	1,074	108
Paramount Global, Cl A	59	1
Paramount Global, Cl B	3,458	38
Pinterest, Cl A *	3,194	102
Playtika Holding	141	1
ROBLOX, Cl A *	2,799	145
Roku Inc, Cl A *	665	43
Sirius XM Holdings	1,523	41
Spotify Technology *	794	306
Take-Two Interactive Software Inc *	902	146
TKO Group Holdings, Cl A *	425	50
T-Mobile US Inc	2,591	578
Trade Desk Inc/The, Cl A *	2,352	283
TripAdvisor Inc *	612	10
Trump Media & Technology Group *	321	11
Verizon Communications Inc	22,635	954
Walt Disney Co/The	9,866	949
Warner Bros Discovery *	13,107	107
ZoomInfo Technologies, Cl A *	1,580	17

		25,334
Consumer Discretionary — 8.2%
ADT Inc	1,253	9
Advance Auto Parts Inc	355	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Airbnb, Cl A *	2,361	$318
Amazon.com Inc *	50,189	9,355
Amer Sports *	708	13
Aramark	1,410	53
AutoNation Inc *	162	25
AutoZone Inc *	92	277
Bath & Body Works	1,234	35
Berkeley Group Holdings	128	7
Best Buy Co Inc	1,161	105
Booking Holdings Inc	183	856
BorgWarner Inc	1,239	42
Boyd Gaming Corp	378	26
Bright Horizons Family Solutions Inc *	345	46
Brunswick Corp/DE	369	29
Burlington Stores Inc *	350	87
Caesars Entertainment *	1,108	44
Capri Holdings Ltd *	655	13
CarMax Inc *	853	62
Carnival Corp *	5,409	119
Carter's Inc	224	12
Carvana Co, Cl A *	578	143
Cava Group *	415	55
Chipotle Mexican Grill, Cl A *	7,307	408
Choice Hotels International Inc	173	24
Churchill Downs Inc	382	54
Columbia Sportswear Co	216	17
Crocs *	308	33
Darden Restaurants Inc	658	105
Deckers Outdoor Corp *	858	138
Delphi Automotive PLC *	1,477	84
Dick's Sporting Goods Inc	323	63
Dillard's Inc, Cl A	17	6
Domino's Pizza Inc	190	79
DoorDash, Cl A *	1,851	290
DR Horton Inc	1,581	267
DraftKings, Cl A *	2,445	86
Duolingo, Cl A *	199	58
Dutch Bros, Cl A *	449	15
eBay Inc	2,674	154
Etsy Inc *	626	32
Expedia Group Inc *	661	103
Five Below Inc *	295	28
Floor & Decor Holdings Inc, Cl A *	562	58
Ford Motor Co	20,949	216
GameStop, Cl A *	2,023	45
Gap Inc/The	1,166	24
Garmin Ltd	837	166
General Motors Co	6,037	306
Gentex Corp	1,223	37
Genuine Parts Co	765	88
Grand Canyon Education *	184	25
H&R Block Inc	777	46
Harley-Davidson Inc	635	20

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hasbro Inc	788	$52
Hilton Worldwide Holdings Inc	1,311	308
Home Depot	5,359	2,110
Hyatt Hotels Corp, Cl A	218	32
Kohl's Corp	659	12
Las Vegas Sands Corp	2,008	104
Lear Corp	310	30
Leggett & Platt	798	10
Lennar Corp, Cl A	1,283	219
Lennar Corp, Cl B	44	7
Light & Wonder, Cl A *	487	46
Lithia Motors, Cl A	145	48
LKQ Corp	1,443	53
Lowe's	3,073	805
Lucid Group *	4,461	10
Lululemon Athletica Inc *	650	194
Macy's Inc	1,616	25
Marriott International Inc/MD, Cl A	1,254	326
Marriott Vacations Worldwide Corp	224	17
Mattel Inc *	1,697	35
McDonald's	3,893	1,137
MGM Resorts International *	1,253	46
Mohawk Industries Inc *	315	42
Murphy USA Inc	104	51
Newell Brands	2,264	20
NIKE Inc, Cl B	6,549	505
Nordstrom Inc	671	15
Norwegian Cruise Line Holdings Ltd *	2,508	64
NVR Inc *	16	146
Ollie's Bargain Outlet Holdings Inc *	328	30
O'Reilly Automotive Inc *	313	361
Penn Entertainment *	926	18
Penske Automotive Group Inc	120	18
Planet Fitness, Cl A *	500	39
Polaris	330	23
Pool Corp	206	75
PulteGroup Inc	1,104	143
PVH Corp	321	32
QuantumScape, Cl A *	1,546	8
Ralph Lauren Corp, Cl A	203	40
RH *	69	22
Rivian Automotive, Cl A *	4,536	46
Ross Stores	1,753	245
Royal Caribbean Cruises Ltd	1,281	264
Service Corp International/US	758	62
SharkNinja	315	29
Skechers USA, Cl A *	715	44
Starbucks	6,069	593
Stellantis	2,888	40
Tapestry Inc	1,229	58
Tempur Sealy International Inc	895	43
Tesla Inc *	15,015	3,752
Texas Roadhouse Inc, Cl A	353	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thor Industries	310	$32
TJX Cos Inc/The	6,080	687
Toll Brothers Inc	579	85
TopBuild Corp *	171	60
Tractor Supply	599	159
Travel + Leisure	418	20
Ulta Beauty Inc *	268	99
Under Armour Inc, Cl A *	1,130	10
Under Armour Inc, Cl C *	1,138	9
Vail Resorts Inc	221	37
Valvoline Inc *	729	29
VF	2,096	43
Wayfair Inc, Cl A *	473	20
Wendy's Co/The	1,023	20
Whirlpool Corp	320	33
Williams-Sonoma Inc	706	95
Wingstop Inc, Cl A	155	45
Wyndham Hotels & Resorts Inc	432	38
Wynn Resorts Ltd	560	54
YETI Holdings Inc *	517	18
Yum! Brands Inc	1,552	204

		29,137
Consumer Staples — 4.5%
Albertsons, Cl A	2,240	41
Altria Group Inc	9,203	501
Archer-Daniels-Midland Co	2,613	144
BellRing Brands *	704	46
BJ's Wholesale Club Holdings Inc *	714	60
Boston Beer Co Inc/The, Cl A *	57	17
Brown-Forman Corp, Cl A	273	12
Brown-Forman Corp, Cl B	991	44
Bunge Global	784	66
Campbell Soup Co	1,026	48
Casey's General Stores	201	79
Celsius Holdings Inc *	966	29
Church & Dwight Co Inc	1,334	133
Clorox Co/The	673	107
Coca-Cola	20,973	1,370
Coca-Cola Consolidated Inc	33	37
Colgate-Palmolive Co	4,349	408
Conagra Brands Inc	2,580	75
Constellation Brands Inc, Cl A	847	197
Costco Wholesale Corp	2,395	2,094
Coty Inc, Cl A *	2,107	16
Darling Ingredients Inc *	959	37
Dollar General Corp	1,213	97
Dollar Tree Inc *	1,141	74
elf Beauty Inc *	293	31
Estee Lauder Cos Inc/The, Cl A	1,273	88
Flowers Foods Inc	1,124	25
Freshpet Inc *	273	36
General Mills Inc	2,999	204
Grocery Outlet Holding *	529	8

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haleon	9,599	$46
Hershey Co/The	820	146
Hormel Foods Corp	1,523	46
Ingredion Inc	353	47
J M Smucker	557	63
Kellanova	1,410	114
Kenvue	10,314	236
Keurig Dr Pepper Inc	5,818	192
Kimberly-Clark	1,792	240
Kraft Heinz Co/The	4,787	160
Kroger	3,613	201
Lamb Weston Holdings Inc	790	61
Maplebear *	903	40
McCormick & Co Inc/MD	1,367	107
Molson Coors Beverage, Cl B	944	51
Mondelez International Inc, Cl A	7,172	491
Monster Beverage Corp *	3,866	204
Nestle SA	3,472	328
PepsiCo Inc	7,427	1,233
Performance Food Group *	827	67
Philip Morris International	8,349	1,108
Pilgrim's Pride Corp *	279	13
Post Holdings Inc *	256	28
Procter & Gamble Co/The	12,748	2,106
Reynolds Consumer Products	326	9
Seaboard Corp	2	5
Spectrum Brands Holdings Inc	136	12
Sysco Corp	2,645	198
Target Corp	2,474	371
Tyson Foods, Cl A	1,509	88
US Foods Holding Corp *	1,293	80
Walgreens Boots Alliance Inc	3,894	37
Walmart Inc	23,448	1,922

		16,174
Energy — 2.8%
Antero Midstream	2,016	29
Antero Resources Corp *	1,700	44
APA	1,949	46
Baker Hughes a GE Co, Cl A	5,299	202
BP PLC	21,961	107
Cheniere Energy	1,255	240
Chesapeake Energy	1,238	105
Chevron Corp	9,308	1,385
Chord Energy	341	43
Civitas Resources	538	26
ConocoPhillips	6,288	689
Coterra Energy	4,066	97
Devon Energy Corp	3,331	129
Diamondback Energy Inc	944	167
DT Midstream	486	44
EOG Resources	3,078	375
EQT Corp	3,174	116
Exxon Mobil Corp	24,246	2,831

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Halliburton Co	4,668	$129
Hess Corp	1,524	205
HF Sinclair	928	36
Kinder Morgan Inc/DE	10,312	253
Marathon Oil Corp	2,981	83
Marathon Petroleum Corp	1,880	273
Matador Resources	633	33
New Fortress Energy, Cl A	330	3
NOV	2,347	36
Occidental Petroleum Corp	3,592	180
ONEOK Inc	3,191	309
Ovintiv	1,472	58
Permian Resources, Cl A	3,381	46
Phillips 66	2,262	276
Range Resources Corp	1,194	36
Schlumberger Ltd	7,641	306
Shell	8,326	277
Targa Resources Corp	1,163	194
Tenaris	580	10
Texas Pacific Land	102	119
Valero Energy Corp	1,737	225
Viper Energy, Cl A	503	26
Weatherford International	389	31
Williams	6,492	340

		10,159
Financials — 11.0%
Affiliated Managers Group	156	30
Affirm Holdings, Cl A *	1,326	58
Aflac Inc	3,051	320
AGNC Investment Corp ‡	4,094	38
Allstate Corp/The	1,438	268
Ally Financial Inc	1,457	51
American Express Co	3,047	823
American Financial Group Inc/OH	376	48
American International Group Inc	3,592	273
Ameriprise Financial Inc	533	272
Annaly Capital Management ‡	2,803	53
Aon, Cl A	1,048	384
Apollo Global Management	2,787	399
Arch Capital Group Ltd *	1,980	195
Ares Management, Cl A	988	166
Arthur J Gallagher & Co	1,152	324
Assurant Inc	284	54
Assured Guaranty Ltd	285	24
Axis Capital Holdings Ltd	467	37
Bank of America Corp	36,665	1,533
Bank of New York Mellon Corp/The	3,989	301
Bank OZK	561	25
Berkshire Hathaway Inc, Cl B *	9,889	4,459
BlackRock Funding	792	777
Blackstone Group	3,822	641
Block, Cl A *	2,951	213
Blue Owl Capital, Cl A	2,530	57

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BOK Financial Corp	96	$10
Brighthouse Financial Inc *	406	19
Brown & Brown Inc	1,291	135
Capital One Financial Corp	2,021	329
Carlyle Group	1,241	62
Cboe Global Markets Inc	573	122
Charles Schwab Corp/The	7,988	566
Chubb	2,169	613
Cincinnati Financial Corp	835	118
Citigroup	10,282	660
Citizens Financial Group Inc	2,527	106
CME Group Inc, Cl A	1,923	433
CNA Financial Corp	164	8
Coinbase Global, Cl A *	1,052	189
Columbia Banking System Inc	1,241	35
Comerica	783	50
Commerce Bancshares Inc/MO	642	40
Corebridge Financial	1,386	44
Corpay *	363	120
Credit Acceptance Corp *	40	17
Cullen/Frost Bankers Inc	350	45
Discover Financial Services	1,381	205
East West Bancorp	757	74
Equitable Holdings	1,693	77
Euronet Worldwide Inc *	218	21
Evercore Inc, Cl A	187	49
Everest Group	233	83
Eversource Energy	1,899	125
FactSet Research Systems Inc	209	95
Fidelity National Financial Inc	1,405	85
Fidelity National Information Services Inc	2,991	268
Fifth Third Bancorp	3,707	162
First American Financial	605	39
First Citizens BancShares, Cl A	62	120
First Hawaiian Inc	766	19
First Horizon National Corp	3,173	55
Fiserv Inc *	3,120	617
FNB Corp/PA	2,146	31
Franklin Resources Inc	1,535	32
Global Payments	1,344	139
Globe Life	474	50
Goldman Sachs Group Inc/The	1,693	877
Hanover Insurance Group Inc/The	212	31
Hartford Financial Services Group Inc/The	1,634	180
Houlihan Lokey Inc, Cl A	297	51
Huntington Bancshares Inc/OH	7,834	122
Interactive Brokers Group, Cl A	559	85
Intercontinental Exchange Inc	3,042	474
Invesco Ltd	1,930	33
Jack Henry & Associates	394	72
Janus Henderson Group	620	26
Jefferies Financial Group	968	62
JPMorgan Chase & Co	15,484	3,436

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kemper Corp	381	$24
KeyCorp	5,048	87
Kinsale Capital Group Inc	117	50
KKR	3,604	498
Lazard, Cl A	655	35
Lincoln National	1,017	35
Loews	992	78
LPL Financial Holdings Inc	410	116
M&T Bank Corp	903	176
Markel Group *	67	103
MarketAxess Holdings Inc	200	58
Marsh & McLennan Cos Inc	2,643	577
Mastercard Inc, Cl A	4,464	2,230
MetLife	3,174	249
MGIC Investment Corp	1,437	36
Moody's Corp	845	384
Morgan Stanley	6,227	724
Morningstar Inc	149	49
MSCI Inc, Cl A	421	240
Nasdaq Inc	2,218	164
Northern Trust Corp	1,114	112
Old Republic International Corp	1,398	49
OneMain Holdings, Cl A	688	34
PayPal Holdings *	5,589	443
Pinnacle Financial Partners Inc	449	47
PNC Financial Services Group Inc/The	2,123	400
Primerica Inc	190	53
Principal Financial Group Inc	1,317	109
Progressive Corp/The	3,136	762
Prosperity Bancshares Inc	525	38
Prudential Financial Inc	1,914	234
Raymond James Financial Inc	1,032	153
Regions Financial Corp	5,115	122
Reinsurance Group of America Inc, Cl A	359	76
Rithm Capital ‡	2,596	27
RLI Corp	240	37
Robinhood Markets, Cl A *	3,353	79
Rocket, Cl A *	680	11
Ryan Specialty Holdings, Cl A	547	36
S&P Global Inc	1,680	807
Shift4 Payments, Cl A *	303	27
SLM Corp	1,296	29
SoFi Technologies *	5,492	61
Starwood Property Trust Inc ‡	1,751	35
State Street Corp	1,683	156
Stifel Financial Corp	529	55
Swiss Re AG	388	49
Synchrony Financial	2,238	123
Synovus Financial Corp	863	43
T Rowe Price Group	1,205	132
TFS Financial Corp	300	4
Toast, Cl A *	2,506	75
TPG, Cl A	383	26

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tradeweb Markets, Cl A	620	$79
Travelers Cos Inc/The	1,251	308
Truist Financial	7,283	314
Unum Group	1,056	68
US Bancorp	8,337	403
UWM Holdings	556	4
Virtu Financial Inc, Cl A	566	18
Visa Inc, Cl A	8,512	2,467
Voya Financial Inc	584	47
Webster Financial Corp	918	48
Wells Fargo & Co	18,830	1,222
Western Alliance Bancorp	542	45
Western Union Co/The	1,821	20
WEX Inc *	241	42
White Mountains Insurance Group Ltd	15	27
Willis Towers Watson PLC	565	171
Wintrust Financial Corp	359	42
WR Berkley Corp	1,629	93
Zions Bancorp NA	779	41

		39,155
Health Care — 9.0%
10X Genomics, Cl A *	552	9
Abbott Laboratories	9,291	1,053
AbbVie Inc	9,572	1,951
Acadia Healthcare Co Inc *	534	23
Agilent Technologies Inc	1,602	209
Align Technology Inc *	392	80
Alnylam Pharmaceuticals Inc *	694	185
Amedisys Inc *	192	18
Amgen Inc	2,881	922
Apellis Pharmaceuticals Inc *	596	16
Avantor *	3,663	82
Azenta *	260	11
Baxter International Inc	2,756	98
Becton Dickinson	1,545	361
Biogen Inc *	790	137
BioMarin Pharmaceutical Inc *	1,018	67
Bio-Rad Laboratories Inc, Cl A *	109	39
Bio-Techne Corp	840	62
Boston Scientific Corp *	7,877	662
Bristol-Myers Squibb	10,862	606
Bruker Corp	568	32
Cardinal Health	1,348	146
Catalent Inc *	966	57
Cencora, Cl A	893	204
Centene Corp *	2,927	182
Certara *	697	7
Charles River Laboratories International Inc *	274	49
Chemed Corp	79	43
Cigna Group	1,493	470
Cooper *	1,060	111
CSL	639	119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVS Health	6,749	$381
Danaher Corp	3,487	857
DaVita Inc *	252	35
DENTSPLY SIRONA Inc	1,131	26
Dexcom *	2,123	150
Doximity, Cl A *	670	28
Edwards Lifesciences Corp *	3,188	214
Elanco Animal Health Inc *	2,670	34
Elevance Health	1,247	506
Eli Lilly	4,325	3,589
Encompass Health Corp	533	53
Enovis *	304	12
Envista Holdings *	976	20
Exact Sciences *	966	67
Exelixis Inc *	1,678	56
Fortrea Holdings *	531	9
Galderma Group *	63	6
GE HealthCare Technologies	2,334	204
Gilead Sciences Inc	6,685	594
Globus Medical Inc, Cl A *	565	42
GRAIL *	143	2
GSK	5,457	98
HCA Healthcare Inc	1,033	371
Henry Schein Inc *	702	49
Hologic Inc *	1,209	98
Humana	658	170
IDEXX Laboratories *	452	184
Illumina Inc *	863	124
Incyte *	859	64
Inspire Medical Systems Inc *	172	34
Insulet Corp *	376	87
Intra-Cellular Therapies Inc, Cl A *	529	45
Intuitive Surgical Inc *	1,897	956
Ionis Pharmaceuticals Inc *	847	32
IQVIA Holdings Inc *	958	197
Jazz Pharmaceuticals PLC *	302	33
Johnson & Johnson	13,032	2,083
Labcorp Holdings	462	105
Masimo *	244	35
McKesson Corp	703	352
Medpace Holdings *	122	38
Medtronic PLC	6,935	619
Merck & Co Inc	13,699	1,402
Mettler-Toledo International Inc *	112	145
Moderna Inc *	1,718	93
Molina Healthcare Inc *	315	101
Natera *	586	71
Neurocrine Biosciences Inc *	524	63
Organon	1,524	29
Penumbra Inc *	214	49
Perrigo PLC	805	21
Pfizer Inc	30,451	862
Premier Inc, Cl A	706	14

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QIAGEN	1,502	$63
Quest Diagnostics Inc	608	94
QuidelOrtho *	292	11
R1 RCM *	914	13
Regeneron Pharmaceuticals Inc *	560	469
Repligen Corp *	299	40
ResMed	804	195
Revvity	672	80
Roche Holding	43	15
Roche Holding AG	923	286
Roivant Sciences *	2,081	24
Royalty Pharma, Cl A	2,005	54
Sanofi	1,498	158
Sarepta Therapeutics *	473	60
Solventum *	755	55
Sotera Health *	593	9
STERIS PLC	541	120
Stryker Corp	1,941	691
Teleflex Inc	254	51
Tenet Healthcare Corp *	522	81
Thermo Fisher Scientific	2,063	1,127
Ultragenyx Pharmaceutical Inc *	400	20
United Therapeutics Corp *	243	91
UnitedHealth Group Inc	4,968	2,804
Universal Health Services Inc, Cl B	310	63
Veeva Systems Inc, Cl A *	793	166
Vertex Pharmaceuticals Inc *	1,387	660
Viatris, Cl W	6,487	75
Viking Therapeutics Inc *	580	42
Waters Corp *	317	102
West Pharmaceutical Services Inc	382	118
Zealand Pharma *	84	10
Zimmer Biomet Holdings Inc	1,148	123
Zoetis Inc, Cl A	2,448	438

		31,928
Industrials — 7.6%
3M	3,022	388
A O Smith	616	46
AAON Inc	311	36
Acuity Brands Inc	167	50
AddTech, Cl B	352	10
Advanced Drainage Systems	354	53
AECOM	700	75
AGCO	372	37
Air Lease Corp, Cl A	623	28
Alaska Air Group Inc *	750	36
Allegion PLC	474	66
Allison Transmission Holdings Inc	459	49
Amentum Holdings *	684	20
American Airlines Group Inc *	3,490	47
AMETEK Inc	1,261	231
API Group *	1,228	42
Armstrong World Industries Inc	234	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Automatic Data Processing Inc	2,203	$637
Avis Budget Group Inc	122	10
Axon Enterprise Inc *	390	165
AZEK, Cl A *	744	33
Boeing *	3,755	561
Booz Allen Hamilton Holding, Cl A	697	127
Broadridge Financial Solutions Inc	640	135
Builders FirstSource Inc *	671	115
BWX Technologies Inc, Cl W	478	58
CACI International Inc, Cl A *	125	69
Carlisle Cos Inc	263	111
Carrier Global	4,573	333
Caterpillar Inc	2,626	988
CH Robinson Worldwide Inc	619	64
Cintas Corp	1,848	380
Clarivate *	2,830	19
Clean Harbors Inc *	272	63
CNH Industrial	4,439	50
Comfort Systems USA Inc	181	71
Concentrix	255	11
Copart *	4,706	242
Core & Main, Cl A *	1,036	46
Crane	282	44
CSX Corp	10,445	351
Cummins Inc	726	239
Curtiss-Wright Corp	205	71
Dayforce *	794	56
Deere	1,365	552
Delta Air Lines Inc	3,552	203
Donaldson Co Inc	648	47
Dover Corp	761	144
Dun & Bradstreet Holdings	1,507	18
Eaton Corp PLC	2,142	710
EMCOR Group Inc	250	112
Emerson Electric	3,054	331
Equifax Inc	667	177
Esab	340	42
Expeditors International of Washington Inc	760	90
Experian PLC	1,203	59
Fastenal Co	3,131	245
FedEx Corp	1,210	331
Ferguson Enterprises	1,076	212
Ferrovial	654	26
Flowserve Corp	781	41
Fortive Corp	1,958	140
Fortune Brands Innovations	681	57
FTI Consulting Inc *	202	39
Gates Industrial Corp PLC *	1,063	21
GE Vernova *	1,451	438
Generac Holdings *	300	50
General Dynamics Corp	1,461	426
General Electric	5,847	1,004
Genpact Ltd	1,070	41

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Graco Inc	907	$74
GXO Logistics *	683	41
Hayward Holdings *	795	13
HEICO Corp	235	58
HEICO Corp, Cl A	422	81
Hexcel Corp	502	29
Honeywell International Inc	3,498	719
Howmet Aerospace	2,182	218
Hubbell Inc, Cl B	281	120
Huntington Ingalls Industries Inc	211	39
IDEX	411	88
Illinois Tool Works Inc	1,605	419
Ingersoll Rand	2,145	206
ITT Inc	445	62
Jacobs Solutions	684	96
JB Hunt Transport Services Inc	470	85
Johnson Controls International plc	3,605	272
KBR Inc	715	48
Kirby Corp *	290	33
Knight-Swift Transportation Holdings Inc, Cl A	838	44
L3Harris Technologies	1,008	249
Landstar System Inc	214	38
Leidos Holdings Inc	741	136
Lennox International Inc	173	104
Lincoln Electric Holdings Inc	302	58
Lockheed Martin Corp	1,144	625
Lyft, Cl A *	1,955	25
ManpowerGroup Inc	301	19
Masco Corp	1,221	98
MasTec *	365	45
MDU Resources Group	1,211	35
Middleby Corp/The *	284	37
MSA Safety Inc	221	37
MSC Industrial Direct Co Inc, Cl A	277	22
Nordson Corp	310	77
Norfolk Southern	1,205	302
Northrop Grumman Corp	746	380
nVent Electric PLC	886	66
Old Dominion Freight Line Inc	1,082	218
Oshkosh Corp	338	35
Otis Worldwide	2,148	211
Owens Corning	480	85
PACCAR Inc	2,815	294
Parker-Hannifin Corp	684	434
Parsons *	252	27
Paychex Inc	1,710	238
Paycom Software Inc	278	58
Paycor HCM *	364	5
Paylocity Holding Corp *	241	44
Pentair PLC	887	88
Quanta Services Inc	796	240
RBC Bearings Inc *	144	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regal Rexnord	350	$58
Republic Services Inc, Cl A	1,092	216
Robert Half	554	38
Rockwell Automation Inc	630	168
Rollins Inc	1,509	71
RTX	7,136	863
Ryder System Inc	251	37
Saia Inc *	144	70
Schneider Electric SE	718	186
Schneider National Inc, Cl B	324	9
Science Applications International	310	45
Sensata Technologies Holding PLC	907	31
Simpson Manufacturing Co Inc	228	41
SiteOne Landscape Supply *	267	37
Snap-on	279	92
Southwest Airlines Co	3,236	99
Spirit AeroSystems Holdings Inc, Cl A *	626	20
SS&C Technologies Holdings	1,178	82
Stanley Black & Decker Inc	831	77
Stericycle Inc *	550	34
Tetra Tech	1,390	68
Textron Inc	1,063	85
Timken Co/The	367	30
Toro	560	45
Trane Technologies	1,211	448
TransDigm Group	294	383
TransUnion	1,047	106
Trex Co Inc *	584	41
Uber Technologies *	10,901	785
U-Haul Holding *	54	4
U-Haul Holding, Cl B	601	41
Union Pacific Corp	3,275	760
United Continental Holdings Inc *	1,769	138
United Parcel Service Inc, Cl B	3,908	524
United Rentals Inc	354	288
Valmont Industries Inc	107	33
Veralto	1,330	136
Verisk Analytics, Cl A	782	215
Vertiv Holdings, Cl A	1,896	207
Vestis	705	10
Waste Management Inc	2,148	464
Watsco Inc	180	85
WESCO International Inc	237	46
Westinghouse Air Brake Technologies	973	183
WillScot Holdings *	972	32
Woodward	320	53
WW Grainger Inc	231	256
XPO *	613	80
Xylem Inc/NY	1,297	158

		26,945
Information Technology — 23.6%
Accenture PLC, Cl A	3,372	1,163
Adobe Inc *	2,408	1,151

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advanced Micro Devices Inc *	8,697	$1,253
Akamai Technologies Inc *	813	82
Amdocs Ltd	633	56
Amkor Technology	607	15
Amphenol Corp, Cl A	6,320	424
Analog Devices Inc	2,657	593
ANSYS Inc *	475	152
Appfolio, Cl A *	101	21
Apple	78,537	17,742
Applied Materials Inc	4,469	811
AppLovin, Cl A *	1,441	244
Arista Networks Inc *	1,391	538
Arrow Electronics Inc *	295	35
Aspen Technology *	162	38
Astera Labs *	180	13
Atlassian, Cl A *	850	160
Autodesk Inc *	1,180	335
Avnet Inc	545	30
Bentley Systems, Cl B	698	34
BILL Holdings *	593	35
Broadcom Inc	24,566	4,171
Cadence Design Systems Inc *	1,458	403
CCC Intelligent Solutions Holdings *	2,085	22
CDW Corp/DE	711	134
Ciena Corp *	744	47
Cirrus Logic Inc *	269	30
Cisco Systems Inc	21,785	1,193
Cloudflare, Cl A *	1,652	145
Cognex Corp	871	35
Cognizant Technology Solutions Corp, Cl A	2,644	197
Coherent *	711	66
Confluent, Cl A *	1,106	29
Corning	4,154	198
Crane NXT	282	15
Crowdstrike Holdings, Cl A *	1,225	364
CyberArk Software *	50	14
Datadog, Cl A *	1,560	196
Dell Technologies Inc, Cl C	1,468	181
DocuSign, Cl A *	1,096	76
Dolby Laboratories Inc, Cl A	355	26
DoubleVerify Holdings *	748	13
Dropbox, Cl A *	1,509	39
DXC Technology Co *	977	19
Dynatrace *	1,482	80
Elastic *	464	37
Enphase Energy Inc *	722	60
Entegris Inc	813	85
EPAM Systems Inc *	302	57
F5 *	319	75
Fair Isaac Corp *	128	255
First Solar *	578	112
Five9 *	420	12
Fortinet Inc *	3,352	264

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gartner Inc *	400	$201
Gen Digital	3,001	87
Gitlab, Cl A *	525	28
GLOBALFOUNDRIES *	470	17
Globant *	222	47
GoDaddy Inc, Cl A *	742	124
Guidewire Software Inc *	439	82
HashiCorp, Cl A *	762	26
Hewlett Packard Enterprise Co	6,854	134
HP Inc	5,391	191
HubSpot Inc *	260	144
Informatica, Cl A *	221	6
Intel Corp	22,873	492
International Business Machines Corp	4,927	1,019
Intuit Inc	1,467	895
IPG Photonics Corp *	175	14
Jabil Inc	633	78
Juniper Networks Inc	1,722	67
Keysight Technologies *	970	145
KLA	722	481
Kokusai Electric	200	4
Kyndryl Holdings *	1,225	28
Lam Research	7,010	521
Lattice Semiconductor Corp *	733	37
Littelfuse Inc	145	35
Lumentum Holdings *	408	26
MACOM Technology Solutions Holdings Inc *	300	34
Manhattan Associates Inc *	330	87
Marvell Technology	4,574	366
Microchip Technology Inc	2,825	207
Micron Technology Inc	5,914	589
Microsoft Corp	40,179	16,327
MicroStrategy Inc, Cl A *	860	210
MKS Instruments Inc	360	36
Monday.com *	37	11
MongoDB, Cl A *	378	102
Monolithic Power Systems Inc	254	193
Motorola Solutions Inc	881	396
nCino *	418	16
NetApp Inc	1,148	132
Nutanix Inc, Cl A *	1,377	86
NVIDIA Corp	126,431	16,785
Okta, Cl A *	828	60
ON Semiconductor Corp *	2,361	166
Onto Innovation *	242	48
Oracle Corp	8,486	1,424
Palantir Technologies, Cl A *	10,739	446
Palo Alto Networks Inc *	1,650	595
Pegasystems Inc	248	20
Procore Technologies *	568	37
PTC Inc *	625	116
Pure Storage Inc, Cl A *	1,562	78
Qorvo Inc *	528	38

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QUALCOMM Inc	6,001	$977
RingCentral, Cl A *	511	18
Roper Technologies	581	312
Salesforce	5,066	1,476
SentinelOne, Cl A *	1,330	34
ServiceNow Inc *	1,109	1,035
Skyworks Solutions Inc	865	76
Smartsheet, Cl A *	762	43
Snowflake, Cl A *	1,728	198
Super Micro Computer *	2,730	79
Synopsys Inc *	815	419
TD SYNNEX	375	43
Teledyne Technologies *	254	116
Teradata Corp *	614	20
Teradyne Inc	838	89
Texas Instruments Inc	4,889	993
Trimble Inc *	1,334	81
Twilio, Cl A *	985	79
Tyler Technologies Inc *	227	137
Ubiquiti	25	7
UiPath, Cl A *	2,260	28
Unity Software *	1,718	34
Universal Display Corp	267	48
VeriSign Inc *	483	85
Vontier	762	28
Western Digital Corp *	1,765	115
Wolfspeed *	738	10
Workday Inc, Cl A *	1,140	267
Zebra Technologies Corp, Cl A *	275	105
Zoom Video Communications, Cl A *	1,384	103
Zscaler Inc *	483	87

		84,251
Materials — 2.0%
Air Products & Chemicals Inc	1,185	368
Albemarle Corp	635	60
Alcoa Corp	1,349	54
Amcor	7,813	87
AptarGroup Inc	351	59
Ashland	264	22
ATI *	666	35
Avery Dennison	439	91
Axalta Coating Systems Ltd *	1,186	45
Ball	1,676	99
Berry Global Group Inc	689	49
Celanese Corp, Cl A	589	74
CF Industries Holdings Inc	1,045	86
Chemours Co/The	883	16
Cleveland-Cliffs Inc *	2,676	35
Corteva	3,717	226
CRH	3,666	350
Crown Holdings Inc	571	53
Dow Inc	3,739	185
DuPont de Nemours	2,218	184

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eagle Materials Inc	184	$53
Eastman Chemical Co	639	67
Ecolab Inc	1,364	335
Element Solutions Inc	1,352	37
FMC Corp	650	42
Freeport-McMoRan	7,649	344
Graphic Packaging Holding Co	1,630	46
Holcim	681	67
Huntsman Corp	973	21
International Flavors & Fragrances Inc	1,392	138
International Paper Co	1,876	104
James Hardie Industries PLC *	582	18
Linde	2,596	1,184
Louisiana-Pacific Corp	366	36
LyondellBasell Industries NV, Cl A	1,413	123
Martin Marietta Materials	325	193
Mosaic Co/The	1,718	46
MP Materials *	544	10
NewMarket Corp	34	18
Newmont	6,159	280
Nucor Corp	1,298	184
Olin Corp	618	25
Packaging Corp of America	480	110
PPG Industries Inc	1,286	160
Reliance	314	90
Royal Gold Inc	334	49
RPM International Inc	690	88
Scotts Miracle-Gro Co/The, Cl A	242	21
Sealed Air Corp	874	32
Sherwin-Williams Co/The	1,255	450
Silgan Holdings	504	26
Smurfit WestRock	2,791	144
Sonoco Products Co	583	31
Steel Dynamics	779	102
United States Steel Corp	1,195	46
Vulcan Materials	733	201
Westlake	198	26

		7,125
Real Estate — 2.1%
Agree Realty Corp ‡	532	39
Alexandria Real Estate Equities Inc ‡	960	107
American Homes 4 Rent, Cl A ‡	1,801	63
American Tower, Cl A ‡	2,502	534
Americold Realty Trust ‡	1,612	41
AvalonBay Communities Inc ‡	775	172
Brixmor Property Group Inc ‡	1,501	40
BXP ‡	847	68
Camden Property Trust ‡	560	65
CBRE Group Inc, Cl A *	1,661	217
CoStar Group Inc *	2,238	163
Cousins Properties ‡	906	28
Crown Castle ‡	2,375	255
CubeSmart ‡	1,206	58

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Digital Realty Trust Inc ‡	1,733	$309
EastGroup Properties Inc ‡	247	42
EPR Properties ‡	444	20
Equinix Inc ‡	507	460
Equity LifeStyle Properties Inc ‡	961	67
Equity Residential ‡	2,036	143
Essex Property Trust Inc ‡	334	95
Extra Space Storage Inc ‡	1,145	187
Federal Realty Investment Trust ‡	481	53
First Industrial Realty Trust Inc ‡	660	35
Gaming and Leisure Properties Inc ‡	1,464	73
Healthcare Realty Trust, Cl A ‡	2,273	39
Healthpeak Properties ‡	3,818	86
Highwoods Properties Inc ‡	623	21
Host Hotels & Resorts Inc ‡	3,836	66
Howard Hughes Holdings *	200	15
Invitation Homes Inc ‡	3,333	105
Iron Mountain ‡	1,578	195
Jones Lang LaSalle Inc *	254	69
Kilroy Realty Corp ‡	697	28
Kimco Realty ‡	3,622	86
Lamar Advertising Co, Cl A ‡	467	62
Lineage ‡	333	25
Medical Properties Trust Inc ‡	3,561	16
Mid-America Apartment Communities ‡	631	95
National Storage Affiliates Trust ‡	324	14
NNN ‡	976	42
Omega Healthcare Investors Inc ‡	1,409	60
Park Hotels & Resorts ‡	1,336	19
Prologis Inc ‡	4,955	560
Public Storage	860	283
Rayonier Inc ‡	874	27
Realty Income Corp ‡	4,608	274
Regency Centers Corp ‡	976	70
Rexford Industrial Realty ‡	1,172	50
SBA Communications Corp, Cl A ‡	587	135
Seaport Entertainment Group *	49	1
Simon Property Group Inc	1,724	292
STAG Industrial Inc ‡	1,073	40
Sun Communities Inc ‡	668	89
UDR Inc ‡	1,776	75
Ventas Inc ‡	2,177	143
VICI Properties Inc, Cl A ‡	5,663	180
Vornado Realty Trust ‡	1,058	44
Welltower ‡	3,256	439
Weyerhaeuser Co ‡	4,001	125
WP Carey Inc ‡	1,150	64
Zillow Group Inc, Cl A *	338	20
Zillow Group Inc, Cl C *	829	50

		7,338
Utilities — 1.9%
AES Corp/VA	3,610	60
Alliant Energy Corp	1,360	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ameren Corp	1,426	$124
American Electric Power Co Inc	2,811	278
American Water Works	1,065	147
Atmos Energy Corp	788	109
Avangrid Inc	425	15
Brookfield Renewable, Cl A	766	23
CenterPoint Energy	3,436	101
Clearway Energy Inc, Cl A	208	6
Clearway Energy Inc, Cl C	489	14
CMS Energy Corp	1,582	110
Consolidated Edison Inc	1,900	193
Constellation Energy	1,682	442
Dominion Energy Inc	4,460	266
DTE Energy	1,124	140
Duke Energy	4,131	476
Edison International	2,066	170
Entergy Corp	1,155	179
Essential Utilities	1,388	54
Evergy Inc	1,203	73
Exelon Corp	5,505	216
FirstEnergy Corp	2,970	124
IDACORP Inc, Cl Rights	302	31
National Fuel Gas	526	32
NextEra Energy	11,039	875
NiSource Inc	2,422	85
NRG Energy Inc	1,115	101
OGE Energy	1,002	40
PG&E	11,544	233
Pinnacle West Capital Corp	578	51
PPL Corp	4,023	131
Public Service Enterprise Group	2,721	243
Sempra	3,458	288
Southern Co/The	5,865	534
UGI Corp	1,255	30
Vistra	1,819	227
WEC Energy Group	1,725	165
Xcel Energy Inc	3,018	202

		6,670
Total Common Stock
(Cost $208,936) ($ Thousands)		284,216

FOREIGN COMMON STOCK — 5.7%

Australia — 0.5%
Communication Services — 0.0%
CAR Group	446	11
REA Group	74	11
SEEK Ltd	450	7
Telstra Group	5,435	14

		43

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Aristocrat Leisure Ltd	729	$29
Lottery	3,143	10
Wesfarmers Ltd	1,498	66

		105

Consumer Staples — 0.0%
Coles Group Ltd	1,744	20
Endeavour Group	2,090	6
Treasury Wine Estates Ltd	1,111	8
Woolworths Group Ltd	1,592	31

		65

Energy — 0.0%
Ampol	293	5
Santos Ltd	4,293	19
Woodside Energy Group	2,519	40

		64

Financials — 0.3%
ANZ Group Holdings	3,895	79
ASX Ltd	264	11
Commonwealth Bank of Australia	2,200	204
Insurance Australia Group	3,026	15
Macquarie Group Ltd	474	71
Medibank Pvt Ltd	3,901	9
National Australia Bank Ltd	4,022	102
QBE Insurance Group Ltd	1,945	22
Suncorp Group Ltd	1,655	19
Westpac Banking	4,517	94

		626

Health Care — 0.0%
Cochlear Ltd	83	15
Pro Medicus	75	9
Ramsay Health Care	229	6
Sonic Healthcare	561	10

		40

Industrials — 0.0%
Brambles Ltd	1,820	22
Computershare Ltd	667	12
Qantas Airways *	1,135	6
Reece	278	4
Seven Group Holdings	256	7
Transurban Group	3,965	33
Washington H Soul Pattinson & Co Ltd	318	7

		91

Information Technology — 0.0%
WiseTech Global	220	17

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.2%
BHP Group	6,687	$185
BlueScope Steel Ltd	570	8
Fortescue	2,202	27
Glencore PLC	13,743	72
Mineral Resources	222	6
Northern Star Resources	1,537	18
Orica	645	7
Pilbara Minerals *	3,561	7
Rio Tinto Ltd	509	40
Rio Tinto PLC	1,476	95
South32	6,053	14

		479

Real Estate — 0.0%
Dexus ‡	1,320	6
Goodman Group ‡	2,242	53
GPT Group ‡	2,352	7
Mirvac Group ‡	4,844	7
Scentre Group ‡	6,889	16
Stockland ‡	2,931	10
Vicinity ‡	5,543	8

		107

Utilities — 0.0%
APA Group	1,928	9
Origin Energy Ltd	2,297	14

		23

		1,660

Austria — 0.0%
Energy — 0.0%
OMV	181	7

Financials — 0.0%
Erste Group Bank AG	422	24

Materials — 0.0%
Mondi	541	9
voestalpine AG	142	3

		12

Utilities — 0.0%
Verbund AG	84	7

		50

Belgium — 0.1%
Consumer Discretionary — 0.0%
Ageas	198	10

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
D'ieteren Group	31	$7

		17

Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	1,163	69
Lotus Bakeries	1	13

		82

Financials — 0.0%
Groupe Bruxelles Lambert SA	122	9
KBC Group NV	322	23
Sofina	19	5

		37

Health Care — 0.0%
UCB SA	163	31

Materials — 0.0%
Syensqo	91	7

Real Estate — 0.0%
Warehouses De Pauw CVA ‡	219	5

Utilities — 0.0%
Elia Group	41	4

		183

Bermuda — 0.0%
Financials — 0.0%
RenaissanceRe Holdings Ltd	295	77

Brazil — 0.1%
Financials — 0.1%
NU Holdings, Cl A *	17,189	260
XP, Cl A	2,197	38

		298

Materials — 0.0%
Yara International ASA	203	6

		304

Burkina Faso — 0.0%
Materials — 0.0%
Endeavour Mining	259	6

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Canada — 0.0%
Industrials — 0.0%
RB Global	982	$83

Chile — 0.0%
Materials — 0.0%
Antofagasta PLC	521	12

China — 0.0%
Consumer Discretionary — 0.0%
Prosus	1,849	78

Consumer Staples — 0.0%
Wilmar International Ltd	2,400	6

Financials — 0.0%
BOC Hong Kong Holdings Ltd	4,500	15

Industrials — 0.0%
SITC International Holdings	2,000	5

Real Estate — 0.0%
Wharf Holdings Ltd/The	1,555	4

		108

Denmark — 0.2%
Consumer Discretionary — 0.0%
Pandora A/S	111	17

Consumer Staples — 0.0%
Carlsberg A/S, Cl B	120	13

Financials — 0.0%
Danske Bank A/S	884	26
Tryg A/S	442	10

		36

Health Care — 0.2%
Coloplast A/S, Cl B	177	22
Demant A/S *	136	5
Genmab A/S *	86	19
Novo Nordisk, Cl B	4,246	475

		521

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.0%
AP Moller - Maersk A/S, Cl A	4	$6
AP Moller - Maersk A/S, Cl B	6	10
DSV	230	50
ROCKWOOL, Cl B	11	5
Vestas Wind Systems *	1,320	25

		96

Materials — 0.0%
Novonesis (Novozymes) B, Cl B	485	31

Utilities — 0.0%
Orsted A/S *	250	15

		729

Finland — 0.1%
Communication Services — 0.0%
Elisa	175	8

Consumer Staples — 0.0%
Kesko, Cl B	335	7

Energy — 0.0%
Neste Oyj	519	8

Financials — 0.1%
Nordea Bank Abp	4,061	47
Sampo, Cl A	589	26

		73

Health Care — 0.0%
Orion Oyj, Cl B	131	7

Industrials — 0.0%
Kone, Cl B	460	25
Metso	814	8
Wartsila Abp	652	13

		46

Information Technology — 0.0%
Nokia	6,928	33

Materials — 0.0%
Stora Enso, Cl R	755	9
UPM-Kymmene	693	20

		29

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Fortum	551	$8

		219

France — 0.6%
Communication Services — 0.0%
Bollore SA	1,087	7
Orange SA	2,449	27
Publicis Groupe	301	32
Vivendi SA	885	9

		75

Consumer Discretionary — 0.0%
Accor SA	259	12
Cie Generale des Etablissements Michelin SCA	890	30
Hermes International SCA	42	95
Kering	97	24
Klepierre SA ‡	264	8
La Francaise des Jeux SAEM	129	6
Renault SA	256	12
SEB SA	31	3
Sodexo SA	109	9

		199

Consumer Staples — 0.0%
Carrefour SA	729	12
Danone SA	843	60
Pernod Ricard SA	264	33

		105

Energy — 0.1%
TotalEnergies	2,828	177

Financials — 0.1%
Amundi SA	75	5
AXA SA	2,384	89
BNP Paribas SA	1,364	93
Edenred	328	11
Eurazeo SE	53	4
LVMH Moet Hennessy Louis Vuitton	362	241
Societe Generale SA	936	27

		470

Health Care — 0.0%
BioMerieux	51	6
EssilorLuxottica SA	389	91
Ipsen	46	6
Sartorius Stedim Biotech	38	8

		111

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.2%
Aeroports de Paris	44	$5
Airbus SE	780	119
Alstom SA *	476	10
Bouygues SA	276	9
Bureau Veritas	401	13
Cie de Saint-Gobain	602	54
Credit Agricole SA	1,494	23
Dassault Aviation	31	6
Eiffage SA	102	9
Getlink SE	478	8
Legrand	340	38
Rexel SA	285	8
Safran SA	447	101
Teleperformance	73	8
Thales SA	131	21
Vinci SA	661	74

		506

Information Technology — 0.0%
Capgemini SE	201	35
Dassault Systemes	863	29

		64

Materials — 0.2%
Air Liquide	760	136
Arkema SA	74	7
L'Oreal SA	316	118

		261

Real Estate — 0.0%
Covivio ‡	73	4
Gecina SA ‡	56	6
Unibail-Rodamco-Westfield ‡	158	13

		23

Utilities — 0.0%
Engie SA	2,372	40
Veolia Environnement SA	920	29

		69

		2,060

Germany — 0.5%
Communication Services — 0.1%
CTS Eventim & KGaA	81	8
Deutsche Telekom AG	4,553	137
Scout24	98	8

		153

Consumer Discretionary — 0.1%
adidas AG	215	51
Allianz	514	162

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Bayerische Motoren Werke	417	$33
Continental AG	135	8
Mercedes-Benz Group	1,064	65
Puma SE	130	6
Zalando *	275	8

		333

Consumer Staples — 0.0%
Beiersdorf AG	131	18
Henkel AG & Co KGaA	128	10

		28

Financials — 0.1%
Commerzbank AG	1,371	24
Deutsche Bank AG	2,537	43
Deutsche Boerse AG	249	58
Hannover Rueck SE	79	21
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	177	90
Talanx	87	7

		243

Health Care — 0.0%
Bayer	1,275	34
Carl Zeiss Meditec	49	3
Fresenius Medical Care AG & Co KGaA	278	11
Fresenius SE & Co KGaA *	554	20
Merck KGaA	168	28
Siemens Healthineers AG	365	19

		115

Industrials — 0.1%
Brenntag AG	190	12
Daimler Truck Holding	703	29
Deutsche Lufthansa AG	734	5
Deutsche Post	1,335	54
GEA Group AG	186	9
Knorr-Bremse	89	7
MTU Aero Engines AG	70	23
Rational	6	6
Rheinmetall	57	29
Siemens	999	194
Siemens Energy *	845	35

		403

Information Technology — 0.1%
Bechtle	101	3
Infineon Technologies	1,700	54
Nemetschek	71	8
SAP SE	1,366	318

		383

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
BASF	1,161	$56
Covestro *	237	15
Evonik Industries AG	334	7
Heidelberg Materials	178	20
Symrise, Cl A	173	21

		119

Real Estate — 0.0%
LEG Immobilien	91	9
Vonovia SE	954	31

		40

Utilities — 0.0%
E.ON SE	2,975	40
RWE AG	823	27

		67

		1,884

Hong Kong — 0.1%
Communication Services — 0.0%
HKT Trust & HKT Ltd	5,000	6

Consumer Staples — 0.0%
WH Group Ltd	10,000	8

Financials — 0.1%
AIA Group Ltd	14,600	115
Futu Holdings ADR *	100	10
Hang Seng Bank Ltd	1,000	12
Hong Kong Exchanges & Clearing Ltd	1,600	64
Prudential PLC	3,585	30

		231

Industrials — 0.0%
Jardine Matheson Holdings	200	7
MTR Corp Ltd	2,049	7
Techtronic Industries Co Ltd	2,000	29

		43

Real Estate — 0.0%
CK Asset Holdings Ltd	2,500	10
Henderson Land Development Co Ltd	2,000	6
Hongkong Land Holdings	1,400	6
Link ‡	3,420	16
Sino Land Co Ltd	6,150	6
Sun Hung Kai Properties Ltd	2,000	22
Swire Pacific Ltd, Cl A	500	4
Wharf Real Estate Investment Co Ltd	2,000	6

		76

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
CK Infrastructure Holdings Ltd	1,000	$7
CLP Holdings	2,000	17
Hong Kong & China Gas	14,000	11
Power Assets Holdings	1,500	10

		45

		409

Ireland — 0.0%
Consumer Staples — 0.0%
Kerry Group PLC, Cl A	196	20

Financials — 0.0%
AIB Group PLC	2,392	13
Bank of Ireland Group PLC	1,314	12

		25

Industrials — 0.0%
AerCap Holdings NV	260	24
Kingspan Group PLC	203	18

		42

		87

Israel — 0.0%
Consumer Discretionary — 0.0%
Global-e Online, Cl E *	132	5

Financials — 0.0%
Bank Hapoalim BM	1,559	16
Bank Leumi Le-Israel	1,895	19
Israel Discount Bank, Cl A	1,519	9
Mizrahi Tefahot Bank Ltd	189	8

		52

Health Care — 0.0%
Teva Pharmaceutical Industries ADR *	1,500	28

Industrials — 0.0%
Elbit Systems Ltd	33	8

Information Technology — 0.0%
Check Point Software Technologies *	122	21
Nice Ltd *	78	13
Wix.com Ltd *	100	17

		51

Materials — 0.0%
ICL Group	1,265	5

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Real Estate — 0.0%
Azrieli Group	52	$4

		153

Italy — 0.2%
Communication Services — 0.0%
Infrastrutture Wireless Italiane	413	5
Telecom Italia *	12,233	3

		8

Consumer Discretionary — 0.0%
Ferrari	164	78
Moncler SpA	286	16

		94

Consumer Staples — 0.0%
Coca-Cola HBC AG	288	10
Davide Campari-Milano	785	5

		15

Energy — 0.0%
Eni SpA	2,924	45

Financials — 0.1%
Banco BPM	1,666	11
FinecoBank Banca Fineco	749	12
Intesa Sanpaolo SpA	18,896	81
Mediobanca Banca di Credito Finanziario	729	12
Nexi *	725	5
Poste Italiane	641	9
UniCredit SpA	1,976	87

		217

Health Care — 0.0%
Amplifon	153	4
DiaSorin	31	3
Recordati Industria Chimica e Farmaceutica	128	7

		14

Industrials — 0.0%
Assicurazioni Generali SpA	1,364	38
Leonardo SpA	504	12
Prysmian SpA	359	25

		75

Utilities — 0.1%
Enel SpA	10,717	81
Snam SpA	2,476	12

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Terna - Rete Elettrica Nazionale	1,887	$16

		109

		577

Japan — 1.4%
Communication Services — 0.1%
Capcom	500	10
Dentsu Group	300	9
KDDI Corp	2,000	62
Konami Group	100	9
LY	3,300	9
Nexon Co Ltd	400	7
Nintendo Co Ltd	1,400	74
Nippon Telegraph & Telephone Corp	38,600	37
SoftBank	36,000	45
SoftBank Group Corp	1,400	83
Toho Co Ltd/Tokyo	200	8

		353

Consumer Discretionary — 0.3%
Aisin	600	6
Asics Corp	900	16
Bandai Namco Holdings Inc	800	17
Bridgestone Corp	700	25
Denso Corp	2,448	35
Fast Retailing	253	81
Honda Motor Co Ltd	5,900	59
Isuzu Motors Ltd	700	9
Mazda Motor	700	5
McDonald's Holdings Co Japan Ltd	100	4
Nissan Motor Co Ltd	3,100	8
Nitori Holdings Co Ltd	100	13
Oriental Land Co Ltd/Japan	1,400	34
Pan Pacific International Holdings Corp	500	12
Panasonic Holdings	3,000	25
Rakuten Group *	2,000	12
Sekisui Chemical Co Ltd	500	7
Sekisui House	800	19
Shimano Inc	100	15
Sony Group	8,000	140
Subaru Corp	800	14
Sumitomo Electric Industries	900	14
Suzuki Motor Corp	2,000	20
Toyota Motor Corp	13,800	237
Yamaha Motor Co Ltd	1,200	10
Zensho Holdings	100	5
ZOZO Inc	200	6

		848

Consumer Staples — 0.0%
Aeon Co Ltd	900	22
Ajinomoto Co Inc	600	23

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Asahi Group Holdings	1,800	$22
Japan Tobacco Inc	1,500	42
Kao	600	26
Kikkoman Corp	1,000	12
Kirin Holdings Co Ltd	1,000	15
Kobe Bussan	200	5
MatsukiyoCocokara	500	7
MEIJI Holdings Co Ltd	300	7
Nissin Foods Holdings Co Ltd	300	8
Seven & i Holdings Co Ltd	2,900	42
Shiseido Co Ltd	500	11
Suntory Beverage & Food Ltd	200	7
Unicharm Corp	500	16
Yakult Honsha Co Ltd	400	9

		274

Energy — 0.0%
ENEOS Holdings	3,700	19
Idemitsu Kosan	1,200	8
Inpex	1,300	17

		44

Financials — 0.3%
Chiba Bank Ltd/The	700	5
Concordia Financial Group Ltd	1,300	6
Dai-ichi Life Holdings Inc	1,200	30
Daiwa Securities Group	1,800	12
Japan Exchange Group Inc	1,400	16
Japan Post Bank Co Ltd	1,800	16
Japan Post Holdings Co Ltd	2,600	24
Japan Post Insurance	200	3
Mitsubishi HC Capital	1,000	7
Mitsubishi UFJ Financial Group Inc	14,500	152
Mizuho Financial Group Inc	3,100	64
MS&AD Insurance Group Holdings Inc	1,700	37
Nomura Holdings Inc	3,900	20
ORIX	1,500	31
Resona Holdings Inc	2,700	18
SBI Holdings Inc/Japan	300	7
Shizuoka Financial Group	500	4
Sompo Holdings Inc	1,200	26
Sumitomo Mitsui Financial Group Inc	4,800	102
Sumitomo Mitsui Trust Holdings Inc	900	20
T&D Holdings	700	11
Tokio Marine Holdings Inc	2,500	90

		701

Health Care — 0.1%
Astellas Pharma Inc	2,300	27
Chugai Pharmaceutical Co Ltd	900	43
Daiichi Sankyo Co Ltd	2,400	78
Eisai Co Ltd	300	10
Hoya	439	59

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Kyowa Hakko Kirin Co Ltd	300	$5
M3 Inc	600	6
Olympus Corp	1,500	26
Ono Pharmaceutical Co Ltd	500	6
Otsuka Holdings	500	30
Shionogi & Co Ltd	900	13
Sysmex Corp	700	13
Takeda Pharmaceutical Co Ltd	2,100	58
Terumo Corp	1,800	34

		408

Industrials — 0.3%
AGC Inc/Japan	200	6
ANA Holdings Inc	200	4
Central Japan Railway Co	1,000	21
Dai Nippon Printing	600	10
Daifuku Co Ltd	400	7
Daikin Industries Ltd	349	42
East Japan Railway Co	1,200	24
FANUC	1,200	32
Fuji Electric Co Ltd	200	10
Hankyu Hanshin Holdings Inc	300	8
Hikari Tsushin Inc	39	8
Hitachi Construction Machinery Co Ltd	100	2
Hitachi Ltd	6,100	153
Hoshizaki	100	3
ITOCHU Corp	1,500	74
Japan Airlines	200	3
Kajima Corp	500	9
Kawasaki Kisen Kaisha	500	7
Keisei Electric Railway Co Ltd	200	5
Komatsu Ltd	1,200	31
Kubota	1,300	17
Makita Corp	300	10
Marubeni Corp	1,900	28
MINEBEA MITSUMI Inc	500	9
Mitsubishi Corp	4,400	80
Mitsubishi Electric Corp	2,500	44
Mitsubishi Heavy Industries Ltd	4,200	59
Mitsui & Co Ltd	3,400	69
Mitsui OSK Lines Ltd	500	17
MonotaRO Co Ltd	300	4
NIDEC CORP	1,200	24
Nippon Yusen	600	20
Obayashi Corp	800	10
Recruit Holdings Co Ltd	2,000	122
Secom	600	21
SG Holdings Co Ltd	400	4
SMC Corp/Japan	48	20
Sumitomo Corp	1,400	29
Taisei	200	8
Tokyu Corp	700	9
TOPPAN Holdings	300	9

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
TOTO Ltd	200	$6
Toyota Industries Corp	200	14
Toyota Tsusho Corp	900	15
West Japan Railway Co	600	11
Yaskawa Electric Corp	300	9

		1,127

Information Technology — 0.2%
Advantest	1,000	58
Allegro MicroSystems *	663	14
Brother Industries Ltd	300	6
Canon Inc	1,300	42
Disco Corp	110	31
FUJIFILM Holdings Corp	1,500	36
Fujitsu Ltd	2,300	44
Hamamatsu Photonics KK	400	5
Ibiden	200	6
Keyence Corp	300	135
Kyocera Corp	1,600	16
Lasertec	100	13
Murata Manufacturing Co Ltd	2,200	38
NEC Corp	300	25
Nomura Research Institute Ltd	500	15
NTT Data Group	800	13
Obic Co Ltd	500	16
Omron Corp	200	8
Oracle Corp Japan	100	10
Otsuka Corp	300	7
Renesas Electronics Corp	2,200	29
Ricoh Co Ltd	700	8
Rohm Co Ltd	400	4
SCREEN Holdings	100	6
SCSK	200	4
Seiko Epson Corp	400	7
Shimadzu Corp	300	9
SUMCO Corp	500	5
TDK Corp	2,500	29
TIS	300	7
Tokyo Electron Ltd	600	88
Trend Micro Inc/Japan	200	10
Yokogawa Electric Corp	300	7

		751

Materials — 0.1%
Asahi Kasei	1,500	10
JFE Holdings Inc	739	9
Mitsubishi Chemical Group	1,600	9
Mitsui Chemicals Inc	200	5
Nippon Paint Holdings Co Ltd	1,200	9
Nippon Sanso Holdings	200	7
Nippon Steel Corp	1,100	22
Nitto Denko Corp	1,000	16
Shin-Etsu Chemical	2,400	88

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sumitomo Metal Mining Co Ltd	300	$8
Toray Industries Inc	1,700	9

		192

Real Estate — 0.0%
Daito Trust Construction Co Ltd	143	16
Daiwa House Industry	700	21
Hulic Co Ltd	500	5
Japan Real Estate Investment ‡	2	7
Mitsubishi Estate Co Ltd	1,500	22
Mitsui Fudosan Co Ltd	3,400	29
Nippon Building Fund ‡	10	9
Nippon Prologis Inc ‡	3	5
Nomura Real Estate Holdings Inc	200	5
Sumitomo Realty & Development	400	12

		131

Utilities — 0.0%
Chubu Electric Power Co Inc	800	9
Kansai Electric Power Co Inc/The	900	14
Osaka Gas Co Ltd	500	11
Tokyo Electric Power Holdings *	1,900	8
Tokyo Gas	500	12

		54

		4,883

Jordan — 0.0%
Health Care — 0.0%
Hikma Pharmaceuticals PLC	203	5

Luxembourg — 0.0%
Consumer Discretionary — 0.0%
Birkenstock Holding *	200	9

Health Care — 0.0%
Eurofins Scientific	183	9

Materials — 0.0%
ArcelorMittal	647	16

		34

Macao — 0.0%
Consumer Discretionary — 0.0%
Galaxy Entertainment Group Ltd	3,000	14
Sands China Ltd *	3,200	8

		22

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Mexico — 0.0%
Materials — 0.0%
Southern Copper Corp	480	$53

Netherlands — 0.3%
Communication Services — 0.0%
Koninklijke KPN NV	4,922	19
Universal Music Group	1,052	26

		45

Consumer Staples — 0.0%
Heineken	370	30
Heineken Holding NV	168	12
JDE Peet's	123	3
Koninklijke Ahold Delhaize	1,227	40

		85

Financials — 0.1%
ABN AMRO Group NV	599	10
Adyen NV *	28	43
Aegon	2,034	13
ASR Nederland	221	10
Euronext	105	12
EXOR	133	14
ING Groep NV	4,283	73
NN Group NV	390	19

		194

Health Care — 0.0%
Argenx *	78	46
Koninklijke Philips NV *	1,074	28

		74

Industrials — 0.1%
IMCD	70	11
InPost *	252	5
Randstad NV	147	7
Wolters Kluwer NV	316	53

		76

Information Technology — 0.1%
ASML Holding NV	525	353
BE Semiconductor Industries	105	11

		364

Materials — 0.0%
Akzo Nobel NV	223	14
ASM International	61	34

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
DSM-Firmenich	239	$28

		76

		914

New Zealand — 0.0%
Communication Services — 0.0%
Spark New Zealand Ltd	2,416	4

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	803	17

Industrials — 0.0%
Auckland International Airport Ltd	1,560	7

Information Technology — 0.0%
Xero *	192	18

Utilities — 0.0%
Mercury NZ	910	4
Meridian Energy Ltd	1,628	6

		10

		56

Norway — 0.0%
Communication Services — 0.0%
Telenor ASA	859	11

Consumer Staples — 0.0%
Mowi ASA	616	11
Orkla ASA	922	8
Salmar	80	4

		23

Energy — 0.0%
Aker BP ASA	388	8
Equinor	1,170	28

		36

Financials — 0.0%
DNB Bank	1,250	26
Gjensidige Forsikring ASA	246	4

		30

Industrials — 0.0%
Kongsberg Gruppen	109	11

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
Norsk Hydro ASA	1,889	$12

		123

Portugal — 0.0%
Consumer Staples — 0.0%
Jeronimo Martins SGPS SA	348	7

Energy — 0.0%
Galp Energia SGPS	615	10

Utilities — 0.0%
EDP	4,121	16

		33

Puerto Rico — 0.0%
Financials — 0.0%
Popular Inc	422	38

Singapore — 0.1%
Communication Services — 0.0%
Sea Ltd ADR *	500	47
Singapore Telecommunications	10,700	25

		72

Consumer Discretionary — 0.0%
Genting Singapore Ltd	7,400	5

Financials — 0.1%
DBS Group Holdings Ltd	2,530	73
Oversea-Chinese Banking Corp Ltd	4,700	54
Singapore Exchange Ltd	1,100	9
United Overseas Bank Ltd	1,600	39

		175

Industrials — 0.0%
Grab Holdings, Cl A *	2,700	11
Keppel Corp Ltd	1,800	9
Singapore Airlines Ltd	2,100	10
Singapore Technologies Engineering	1,900	6

		36

Information Technology — 0.0%
STMicroelectronics	879	24

Real Estate — 0.0%
CapitaLand Ascendas ‡	4,600	9

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
CapitaLand Integrated Commercial Trust ‡	6,864	$10
CapitaLand Investment	3,200	7

		26

Utilities — 0.0%
Sembcorp Industries Ltd	1,200	5

		343

South Africa — 0.0%
Materials — 0.0%
Anglo American PLC	1,657	51

South Korea — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	6,429	166
Delivery Hero, Cl A *	250	10

		176

Spain — 0.2%
Communication Services — 0.0%
Cellnex Telecom	699	26
Telefonica SA	6,381	30

		56

Consumer Discretionary — 0.0%
Amadeus IT Group SA, Cl A	578	42
Industria de Diseno Textil SA	1,407	80

		122

Energy — 0.0%
Repsol SA	1,691	21

Financials — 0.1%
Banco Bilbao Vizcaya Argentaria SA	7,561	75
Banco de Sabadell SA	6,989	14
Banco Santander SA	20,618	101
CaixaBank SA	5,079	31

		221

Health Care — 0.0%
Grifols *	366	4

Industrials — 0.0%
ACS Actividades de Construccion y Servicios	293	14
Aena SME SA	92	20

		34

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.1%
Acciona	30	$4
EDP Renovaveis	394	5
Endesa SA	390	8
Iberdrola	8,102	120
Redeia	498	9

		146

		604

Sweden — 0.2%
Communication Services — 0.0%
Tele2 AB, Cl B	697	7
Telia Co AB	3,263	9

		16

Consumer Discretionary — 0.0%
Evolution	239	23
H & M Hennes & Mauritz, Cl B	794	12
Volvo Car, Cl B *	1,019	2

		37

Consumer Staples — 0.0%
Essity AB, Cl B	813	23

Financials — 0.1%
EQT AB	487	14
Industrivarden, Cl A	160	6
Industrivarden AB, Cl C	189	6
Investor, Cl B	2,297	65
L E Lundbergforetagen AB, Cl B	93	5
Skandinaviska Enskilda Banken AB, Cl A	2,174	31
Svenska Handelsbanken AB, Cl A	2,008	21
Swedbank AB, Cl A	1,112	22

		170

Health Care — 0.0%
Getinge, Cl B	289	5
Swedish Orphan Biovitrum *	246	8

		13

Industrials — 0.1%
Alfa Laval	380	17
Assa Abloy AB, Cl B	1,362	43
Atlas Copco, Cl A	3,589	59
Atlas Copco, Cl B	2,004	29
Beijer Ref, Cl B	431	6
Epiroc, Cl A	880	17
Epiroc, Cl B	479	8
Husqvarna, Cl B	515	3
Indutrade	335	9
Investment Latour, Cl B	182	5
Lifco, Cl B	286	9

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Nibe Industrier, Cl B	1,861	$9
Saab, Cl B	452	9
Securitas AB, Cl B	604	7
Skanska AB, Cl B	418	8
SKF AB, Cl B	471	9
Trelleborg, Cl B	277	9
Volvo, Cl A	246	6
Volvo AB, Cl B	2,070	54

		316

Information Technology — 0.0%
Hexagon, Cl B	2,667	25
Telefonaktiebolaget LM Ericsson, Cl B	3,583	30

		55

Materials — 0.0%
Boliden	368	11
Holmen, Cl B	115	5
Sandvik AB	1,379	27
Svenska Cellulosa, Cl B	744	10

		53

Real Estate — 0.0%
Fastighets Balder, Cl B *	775	6
Sagax, Cl B	299	7

		13

		696

Switzerland — 0.4%
Communication Services — 0.0%
Swisscom AG	32	19

Consumer Discretionary — 0.0%
Avolta	127	5
Cie Financiere Richemont SA, Cl A	700	102
Swatch Group	36	7
Swatch Group AG/The	65	3

		117

Consumer Staples — 0.0%
Barry Callebaut	5	9
Chocoladefabriken Lindt & Spruengli AG	2	24

		33

Financials — 0.2%
Baloise Holding AG	56	11
Banque Cantonale Vaudoise	37	4
Helvetia Holding	53	9
Julius Baer Group Ltd	262	16
Partners Group Holding AG	30	41
Swiss Life Holding AG	38	31
UBS Group	4,319	132

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Zurich Insurance Group AG	192	$113

		357

Health Care — 0.1%
Alcon Inc	650	60
Bachem Holding, Cl B	41	3
Lonza Group AG	97	60
Novartis AG	2,593	281
Sandoz Group	545	25
Sonova Holding AG	64	23
Straumann Holding	146	19

		471

Industrials — 0.1%
ABB Ltd	2,075	115
Adecco Group AG	225	7
Geberit	44	27
Kuehne + Nagel International AG	67	17
Schindler Holding	84	24
SGS	204	22
VAT Group	35	14

		226

Information Technology — 0.0%
Logitech International	213	17
Temenos AG	78	5

		22

Materials — 0.0%
Clariant AG	265	4
EMS-Chemie Holding AG	9	7
Givaudan	12	57
SIG Group	375	8
Sika AG	198	55

		131

Real Estate — 0.0%
Swiss Prime Site AG	130	14

Utilities — 0.0%
BKW	26	5

		1,395

United Kingdom — 0.7%
Communication Services — 0.0%
Auto Trader Group PLC	1,144	12
BT Group PLC, Cl A	8,534	15
Informa PLC	1,750	18
Vodafone Group PLC	29,270	27

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
WPP PLC	1,419	$15

		87

Consumer Discretionary — 0.0%
Barratt Developments PLC	1,912	11
Compass Group PLC	2,212	72
Entain PLC	851	8
InterContinental Hotels Group PLC	215	24
JD Sports Fashion	3,166	5
Kingfisher PLC	2,398	9
Next PLC	159	20
Pearson PLC	793	12
Persimmon PLC	392	7
Taylor Wimpey PLC	4,336	8
Whitbread PLC	248	10

		186

Consumer Staples — 0.3%
Associated British Foods PLC	437	13
British American Tobacco PLC	2,615	91
Coca-Cola Europacific Partners	300	23
Diageo PLC	2,894	89
Imperial Brands PLC	1,099	33
J Sainsbury PLC	2,159	7
Reckitt Benckiser Group PLC	912	55
Tesco PLC	9,087	40
Unilever PLC	3,280	200

		551

Energy — 0.0%
TechnipFMC	2,323	62

Financials — 0.2%
3i Group PLC	1,266	52
Admiral Group PLC	340	11
Aviva	3,441	20
Barclays PLC	19,465	60
Hargreaves Lansdown PLC	437	6
HSBC Holdings PLC	24,626	225
Legal & General Group PLC	7,794	22
Lloyds Banking Group PLC	82,595	57
London Stock Exchange Group PLC	625	84
M&G PLC	2,738	7
NatWest Group	8,805	42
Phoenix Group Holdings PLC	921	6
Schroders	1,088	5
Standard Chartered PLC	3,021	35
Wise, Cl A *	850	8

		640

Health Care — 0.1%
AstraZeneca PLC	2,037	289

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Smith & Nephew PLC	1,157	$14

		303

Industrials — 0.1%
Ashtead Group PLC	567	42
BAE Systems PLC	3,999	64
Bunzl PLC	414	18
CK Hutchison Holdings Ltd	3,500	18
DCC PLC	121	8
Intertek Group PLC	216	13
Melrose Industries	1,835	11
RELX PLC	2,437	111
Rentokil Initial PLC	3,306	17
Rolls-Royce Holdings PLC *	11,167	77
Smiths Group PLC	435	9
Spirax Group	100	8

		396

Information Technology — 0.0%
Halma PLC	504	16
Sage Group PLC/The	1,252	16

		32

Materials — 0.0%
Croda International PLC	171	8

Real Estate — 0.0%
Land Securities Group PLC ‡	865	7
Segro PLC ‡	1,696	17

		24

Utilities — 0.0%
Centrica PLC	6,674	10
National Grid PLC	6,500	81
Severn Trent PLC	377	12
SSE PLC	1,459	33
United Utilities Group PLC	837	11

		147

Total Foreign Common Stock

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
(Cost $18,220) ($ Thousands)		$20,463
EXCHANGE TRADED FUND — 0.1%

SPDR S&P 500 ETF Trust	359	204

Total Exchange Traded Fund
(Cost $150) ($ Thousands)		204

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Bayerische Motoren Werke AG (A)	73	5
Dr Ing hc F Porsche (A)	153	11
Porsche Automobil Holding SE (A)	188	8
Volkswagen AG (A)	275	27

		51
Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	234	20

Health Care — 0.0%
Sartorius AG (A)	34	9

Total Preferred Stock
(Cost $107) ($ Thousands)		80

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.790%**†	3,495,009	3,495
Total Cash Equivalent
(Cost $3,495) ($ Thousands)		3,495
Total Investments in Securities — 86.6%
(Cost $230,908) ($ Thousands)		$308,458

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
MSCI EAFE Index	190	Dec-2024	$23,073	$22,327	$(746)
MSCI Emerging Markets	214	Dec-2024	11,744	12,054	310
Russell 2000 Index E-MINI	108	Dec-2024	11,726	11,926	200
S&P 500 Index E-MINI	15	Dec-2024	4,262	4,304	42
			$50,805	$50,611	$(194)

Percentages are based on a Net Assets of $356,303 ($ Thousands).
*	Non-income producing security.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Diversified Equity Fund (Concluded)

**	Rate shown is the 7-day effective yield as of October 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Ltd — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

The following is a summary of the Fund’s transactions with affiliates for the period ended October 31, 2024 ($ Thousands):

Security Description	Value 7/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 10/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,692	$4,942	$(5,139)	$—	$—	$3,495	$68	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 97.9%
SPDR Bloomberg Emerging Markets USD Bond ETF	900,226	$21,821
SPDR Portfolio High Yield Bond ETF	939,012	22,236

Total Exchange Traded Funds
(Cost $43,268) ($ Thousands)		44,057

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.790%**†	497,847	498
Total Cash Equivalent
(Cost $498) ($ Thousands)		498
Total Investments in Securities — 99.0%
(Cost $43,766) ($ Thousands)		$44,555

Percentages are based on Net Assets of $45,022 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of October 31, 2024.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

The following is a summary of the Fund’s transactions with affiliates for the period ended October 31, 2024 ($ Thousands):

Security Description	Value 7/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 10/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$297	$837	$(636)	$—	$—	$498	$6	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 42.2%
U.S. Treasury Bonds
4.750%, 11/15/2043	$4,500	$4,606
4.750%, 11/15/2053	3,450	3,598
4.375%, 08/15/2043	3,600	3,511
4.250%, 02/15/2054	500	481
4.250%, 08/15/2054	400	385
3.875%, 08/15/2040	1,800	1,682
3.625%, 05/15/2053	100	86
3.000%, 08/15/2052	500	379
2.875%, 05/15/2049	200	149
2.875%, 05/15/2052	200	148
2.375%, 05/15/2051	200	133
2.250%, 05/15/2041	500	367
2.250%, 02/15/2052	500	321
1.875%, 02/15/2051	300	177
1.875%, 11/15/2051	200	117
1.625%, 11/15/2050	500	276
1.375%, 11/15/2040	200	128
1.375%, 08/15/2050	300	155
1.250%, 05/15/2050	300	151
U.S. Treasury Notes
4.875%, 11/30/2025	1,000	1,006
4.875%, 04/30/2026	500	505
4.625%, 06/30/2026	2,000	2,013
4.625%, 04/30/2029	400	408
4.625%, 04/30/2031	500	511
4.500%, 05/15/2027	300	303
4.500%, 05/31/2029	800	811
4.500%, 11/15/2033	2,300	2,338
4.375%, 07/31/2026	1,000	1,003
4.375%, 12/15/2026	5,000	5,022
4.375%, 07/15/2027	500	503
4.375%, 11/30/2028	500	504
4.375%, 05/15/2034	800	806
4.250%, 12/31/2025	1,700	1,699
4.250%, 01/31/2026	4,500	4,499
4.250%, 02/28/2029	650	652
4.250%, 02/28/2031	300	301
4.250%, 06/30/2031	1,000	1,001
4.125%, 07/31/2028	500	499
4.125%, 03/31/2029	400	399
4.125%, 07/31/2031	1,700	1,690
4.000%, 01/15/2027	6,000	5,981
4.000%, 01/31/2029	5,500	5,464
4.000%, 07/31/2029	500	497
4.000%, 01/31/2031	4,950	4,892
3.875%, 10/15/2027	500	497
3.875%, 12/31/2029	500	493
3.875%, 08/15/2033	200	194
3.875%, 08/15/2034	600	580
3.750%, 08/31/2026	500	496
3.750%, 12/31/2028	5,500	5,412
3.750%, 12/31/2030	3,250	3,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.750%, 08/31/2031	$400	$389
3.625%, 03/31/2030	200	195
3.625%, 09/30/2031	500	482
3.500%, 09/30/2029	500	486
3.500%, 02/15/2033	300	284
3.375%, 09/15/2027	500	490

Total U.S. Treasury Obligations
(Cost $73,773) ($ Thousands)		73,324

CORPORATE OBLIGATIONS — 27.0%
Communication Services — 2.0%
AT&T
5.400%, 02/15/2034	250	254
3.650%, 06/01/2051	375	272
Charter Communications Operating
6.150%, 11/10/2026	250	256
5.250%, 04/01/2053	200	160
Comcast
5.350%, 05/15/2053	250	243
4.800%, 05/15/2033	250	247
4.550%, 01/15/2029	250	249
Meta Platforms
5.400%, 08/15/2054	20	20
4.750%, 08/15/2034	25	25
4.300%, 08/15/2029	30	30
T-Mobile USA
5.500%, 01/15/2055	250	246
4.850%, 01/15/2029	250	250
Verizon Communications
3.400%, 03/22/2041	350	271
2.100%, 03/22/2028	250	230
Walt Disney
7.750%, 12/01/2045	200	258
Warnermedia Holdings
5.050%, 03/15/2042	250	199
3.755%, 03/15/2027	250	241

		3,451

Consumer Discretionary — 2.0%
Amazon.com
4.650%, 12/01/2029	250	252
3.300%, 04/13/2027	250	244
2.875%, 05/12/2041	150	114
American Honda Finance
4.450%, 10/22/2027	100	99
American Honda Finance MTN
5.050%, 07/10/2031	100	101
4.900%, 07/09/2027	30	30
Ford Motor Credit
6.050%, 03/05/2031	250	252

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.800%, 03/05/2027	$250	$252
General Motors Financial
5.400%, 04/06/2026	250	252
5.400%, 05/08/2027	100	101
Home Depot
4.950%, 09/30/2026	250	253
4.900%, 04/15/2029	250	253
3.300%, 04/15/2040	150	119
Las Vegas Sands
3.500%, 08/18/2026	200	194
Lowe's
2.800%, 09/15/2041	150	106
McDonald's
5.450%, 08/14/2053	150	148
Starbucks
5.000%, 02/15/2034	100	99
4.850%, 02/08/2027	100	101
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	197
4.650%, 01/05/2029	250	251

		3,418

Consumer Staples — 1.4%
Anheuser-Busch InBev Worldwide
4.350%, 06/01/2040	250	226
3.500%, 06/01/2030	250	235
BAT Capital
7.079%, 08/02/2043	300	328
Campbell Soup
4.750%, 03/23/2035	40	39
Coca-Cola
2.875%, 05/05/2041	100	75
Constellation Brands
4.800%, 01/15/2029	250	250
General Mills
4.700%, 01/30/2027	250	250
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	250	257
PepsiCo
5.250%, 07/17/2054	100	101
4.500%, 07/17/2029	100	100
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	150
Philip Morris International
5.125%, 02/15/2030	250	253
Walmart
4.500%, 04/15/2053	200	182

		2,446

Energy — 1.9%
BP Capital Markets America
4.989%, 04/10/2034	250	247
4.699%, 04/10/2029	250	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enbridge
6.700%, 11/15/2053	$250	$280
Energy Transfer
5.950%, 05/15/2054	250	246
Enterprise Products Operating
4.950%, 02/15/2035	100	98
4.850%, 01/31/2034	200	196
4.600%, 01/11/2027	250	251
Exxon Mobil
4.227%, 03/19/2040	200	179
Kinder Morgan
5.000%, 02/01/2029	200	200
MPLX
5.500%, 06/01/2034	85	85
ONEOK
6.625%, 09/01/2053	250	269
Pioneer Natural Resources
5.100%, 03/29/2026	250	252
Shell Finance US
4.125%, 05/11/2035	300	279
3.250%, 04/06/2050	250	176
Williams
4.900%, 03/15/2029	250	250

		3,257

Financials — 9.5%
African Development Bank
4.125%, 02/25/2027	200	199
American Express
4.900%, 02/13/2026	250	251
Aon North America
5.150%, 03/01/2029	100	101
Ares Capital
5.875%, 03/01/2029	200	201
Asian Development Bank MTN
4.500%, 08/25/2028	200	202
4.125%, 01/12/2027	250	250
Asian Infrastructure Investment Bank
4.875%, 09/14/2026	250	253
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	200	207
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	200	201
5.202%, SOFRRATE + 1.630%, 04/25/2029 (A)	250	253
5.080%, SOFRRATE + 1.290%, 01/20/2027 (A)	500	501
2.972%, SOFRRATE + 1.560%, 07/21/2052 (A)	100	67

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
2.676%, SOFRRATE + 1.930%, 06/19/2041 (A)	$150	$107
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/2027 (A)	250	251
Bank of New York Mellon MTN
4.890%, SOFRRATE + 0.840%, 07/21/2028 (A)	100	101
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/2027 (A)	250	257
6.224%, SOFRRATE + 2.980%, 05/09/2034 (A)	250	261
Berkshire Hathaway Finance
2.875%, 03/15/2032	100	89
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	66
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	250	278
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (A)	200	208
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	65
Citibank
5.803%, 09/29/2028	250	259
5.488%, 12/04/2026	250	255
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	100	104
2.904%, SOFRRATE + 1.379%, 11/03/2042 (A)	100	72
Cooperatieve Rabobank UA
4.850%, 01/09/2026	250	251
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	200	211
5.706%, SOFRRATE + 1.594%, 02/08/2028 (A)	150	151
European Investment Bank
4.000%, 02/15/2029	250	248
3.750%, 02/14/2033	200	193
Fiserv
5.150%, 08/12/2034	100	99
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	65	66
Goldman Sachs Group
6.561%, SOFRRATE + 1.950%, 10/24/2034 (A)	100	109
6.484%, SOFRRATE + 1.770%, 10/24/2029 (A)	250	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	$80	$78
3.436%, SOFRRATE + 1.632%, 02/24/2043 (A)	150	116
HSBC Holdings
6.547%, SOFRRATE + 2.980%, 06/20/2034 (A)	200	212
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	250	254
5.546%, SOFRRATE + 1.460%, 03/04/2030 (A)	50	51
Inter-American Development Bank
4.375%, 07/17/2034	100	100
Inter-American Development Bank MTN
4.500%, 05/15/2026	250	251
Intercontinental Exchange
5.250%, 06/15/2031	30	31
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	103
4.000%, 01/10/2031	200	197
3.500%, 07/12/2028	250	244
International Finance MTN
4.250%, 07/02/2029	160	160
JPMorgan Chase
5.336%, SOFRRATE + 1.620%, 01/23/2035 (A)	100	101
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	250	251
5.012%, SOFRRATE + 1.310%, 01/23/2030 (A)	250	251
4.979%, SOFRRATE + 0.930%, 07/22/2028 (A)	100	100
4.603%, SOFRRATE + 1.040%, 10/22/2030 (A)	75	74
3.328%, SOFRRATE + 1.580%, 04/22/2052 (A)	150	109
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	115
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	100	106
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	148
4.000%, 03/15/2029	250	248
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	202
Marsh & McLennan
5.700%, 09/15/2053	250	257
MetLife
5.375%, 07/15/2033	250	257

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	$200	$205
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	204
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	206
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	100	101
5.173%, SOFRRATE + 1.450%, 01/16/2030 (A)	250	252
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	100	100
4.654%, SOFRRATE + 1.100%, 10/18/2030 (A)	200	197
3.217%, SOFRRATE + 1.485%, 04/22/2042 (A)	150	116
Morgan Stanley MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	100	101
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	250	251
Nasdaq
5.950%, 08/15/2053	100	104
National Australia Bank
4.750%, 12/10/2025	250	251
NatWest Group
4.964%, H15T1Y + 1.220%, 08/15/2030 (A)	200	199
Nomura Holdings
6.070%, 07/12/2028	200	207
Oesterreichische Kontrollbank
5.000%, 10/23/2026	200	203
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	250	259
Royal Bank of Canada
4.650%, SOFRINDX + 1.080%, 10/18/2030 (A)	200	198
Royal Bank of Canada MTN
4.875%, 01/19/2027	200	202
S&P Global
3.900%, 03/01/2062	150	117
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	200	206
5.766%, 01/13/2033	200	209
3.050%, 01/14/2042	200	152
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	$200	$204
5.153%, SOFRRATE + 1.571%, 08/05/2032 (A)	100	99
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	250	257
Wells Fargo
3.068%, SOFRRATE + 2.530%, 04/30/2041 (A)	150	113
Wells Fargo MTN
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	250	253
4.611%, SOFRRATE + 2.130%, 04/25/2053 (A)	100	88
Wells Fargo Bank
4.811%, 01/15/2026	250	251
Westpac Banking
5.535%, 11/17/2028	250	260

		16,437

Health Care — 2.8%
AbbVie
5.050%, 03/15/2034	50	50
4.050%, 11/21/2039	250	220
2.950%, 11/21/2026	250	243
Amgen
5.600%, 03/02/2043	100	100
5.250%, 03/02/2030	250	255
5.150%, 03/02/2028	250	254
Astrazeneca Finance
5.000%, 02/26/2034	35	35
4.850%, 02/26/2029	65	66
Becton Dickinson
5.110%, 02/08/2034	100	100
Bristol-Myers Squibb
6.400%, 11/15/2063	125	140
5.200%, 02/22/2034	20	20
3.550%, 03/15/2042	250	200
Cigna Group
5.600%, 02/15/2054	20	19
5.250%, 02/15/2034	50	50
5.000%, 05/15/2029	150	151
CVS Health
5.625%, 02/21/2053	100	93
5.300%, 06/01/2033	250	245
5.000%, 02/20/2026	250	250
Elevance Health
5.125%, 02/15/2053	200	184
Eli Lilly
4.950%, 02/27/2063	100	94

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gilead Sciences
2.600%, 10/01/2040	$100	$71
HCA
4.375%, 03/15/2042	250	209
3.625%, 03/15/2032	250	225
Johnson & Johnson
4.900%, 06/01/2031	65	66
2.100%, 09/01/2040	100	69
Merck
5.150%, 05/17/2063	125	120
2.350%, 06/24/2040	250	174
Novartis Capital
3.800%, 09/18/2029	45	44
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	150	147
4.450%, 05/19/2026	250	249
Takeda Pharmaceutical
5.300%, 07/05/2034	100	101
UnitedHealth Group
5.050%, 04/15/2053	200	188
4.500%, 04/15/2033	200	194
4.250%, 01/15/2029	200	197

		4,823

Industrials — 2.0%
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	149
Boeing
5.705%, 05/01/2040	300	289
2.196%, 02/04/2026	250	241
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	108
Canadian National Railway
4.375%, 09/18/2034	20	19
Carrier Global
3.377%, 04/05/2040	300	237
Caterpillar Financial Services
4.500%, 01/08/2027	250	251
CSX
4.900%, 03/15/2055	65	60
Delta Air Lines
3.750%, 10/28/2029	100	93
John Deere Capital
4.500%, 01/08/2027	250	251
4.500%, 01/16/2029	250	249
PACCAR Financial
4.450%, 08/06/2027	100	100
Regal Rexnord
6.050%, 04/15/2028	250	256
RTX
6.400%, 03/15/2054	250	281
Union Pacific
4.950%, 05/15/2053	200	190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 02/21/2026	$250	$251
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	196	201
United Parcel Service
5.050%, 03/03/2053	200	190
Waste Management
4.650%, 03/15/2030	100	100

		3,516

Information Technology — 1.8%
Apple
4.300%, 05/10/2033	200	199
4.000%, 05/10/2028	250	248
2.375%, 02/08/2041	150	106
Broadcom
5.050%, 07/12/2029	100	101
4.150%, 04/15/2032 (B)	200	189
3.500%, 02/15/2041 (B)	250	196
Cisco Systems
5.300%, 02/26/2054	100	100
Intel
5.625%, 02/10/2043	100	96
5.125%, 02/10/2030	250	249
4.875%, 02/10/2026	250	250
International Business Machines
5.100%, 02/06/2053	200	191
4.500%, 02/06/2028	250	250
Micron Technology
5.300%, 01/15/2031	250	252
Microsoft
2.921%, 03/17/2052	200	138
Oracle
4.700%, 09/27/2034	50	48
4.500%, 05/06/2028	250	249
3.600%, 04/01/2040	250	199
Texas Instruments
5.050%, 05/18/2063	150	142

		3,203

Materials — 0.6%
BHP Billiton Finance USA
5.250%, 09/08/2033	150	153
4.875%, 02/27/2026	250	251
Celanese US Holdings
6.550%, 11/15/2030	250	262
Newmont
5.750%, 11/15/2041	250	255
Rio Tinto Finance USA
5.125%, 03/09/2053	150	144

		1,065

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.7%
Alexandria Real Estate Equities
5.625%, 05/15/2054	$100	$99
5.250%, 05/15/2036	45	44
American Tower
5.450%, 02/15/2034	100	102
5.200%, 02/15/2029	100	101
Crown Castle
4.900%, 09/01/2029	100	99
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	56
Host Hotels & Resorts
5.500%, 04/15/2035	100	98
Prologis
5.250%, 06/15/2053	100	97
Realty Income
4.750%, 02/15/2029	250	250
Simon Property Group
4.750%, 09/26/2034	40	38
Sun Communities Operating
5.500%, 01/15/2029	250	252

		1,236

Utilities — 2.3%
AEP Transmission
5.400%, 03/15/2053	150	149
CenterPoint Energy Resources
5.400%, 07/01/2034	50	51
Consumers Energy
4.700%, 01/15/2030	60	60
DTE Electric
4.850%, 12/01/2026	50	50
Duke Energy
4.850%, 01/05/2027	200	201
4.850%, 01/05/2029	200	200
Duke Energy Carolinas
5.400%, 01/15/2054	150	149
4.850%, 01/15/2034	200	198
Entergy Louisiana
5.150%, 09/15/2034	125	124
Eversource Energy
5.450%, 03/01/2028	250	255
Exelon
5.150%, 03/15/2028	250	253
Georgia Power
4.950%, 05/17/2033	250	249
National Rural Utilities Cooperative Finance
4.120%, 09/16/2027	60	59
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	143
4.900%, 02/28/2028	250	251
Pacific Gas and Electric
6.750%, 01/15/2053	250	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.400%, 06/15/2033	$250	$266
PacifiCorp
5.800%, 01/15/2055	225	225
Public Service Electric and Gas
5.300%, 08/01/2054	100	100
Public Service of Colorado
5.350%, 05/15/2034	100	102
San Diego Gas & Electric
5.350%, 04/01/2053	100	98
Southern California Edison
5.875%, 12/01/2053	150	155
Spire
5.300%, 03/01/2026	100	101
Union Electric
5.250%, 01/15/2054	150	146
Virginia Electric and Power
5.350%, 01/15/2054	150	147

		4,006

Total Corporate Obligations
(Cost $47,015) ($ Thousands)		46,858

MORTGAGE-BACKED SECURITIES — 25.9%
Agency Mortgage-Backed Obligations — 25.2%
FHLMC
6.500%, 02/01/2054	347	356
6.000%, 11/01/2053 to 08/01/2054	1,602	1,612
5.500%, 03/01/2054	736	729
5.000%, 12/01/2053	551	536
4.500%, 10/01/2052 to 11/01/2052	2,181	2,072
4.000%, 11/01/2052	728	673
3.500%, 07/01/2038 to 09/01/2052	2,347	2,146
3.000%, 04/01/2052	2,450	2,114
2.500%, 12/01/2050 to 04/01/2052	1,927	1,611
2.000%, 09/01/2050 to 09/01/2051	3,895	3,108
FHLMC Multifamily Structured Pass Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	51	51
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	350	334
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	503
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	403
FNMA
6.500%, 11/01/2053	765	780
5.500%, 07/01/2053 to 09/01/2053	1,113	1,103
5.000%, 10/01/2053	1,143	1,111

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 08/01/2052	$671	$621
3.500%, 01/01/2048 to 09/01/2051	1,173	1,063
3.000%, 04/01/2051 to 06/01/2052	1,386	1,206
2.500%, 03/01/2037 to 06/01/2052	5,576	4,702
2.000%, 06/01/2036 to 03/01/2052	7,380	5,982
1.500%, 05/01/2037	991	858
FNMA TBA
7.000%, 11/01/2033	250	260
6.000%, 11/01/2037	200	201
GNMA
6.500%, 01/20/2054	247	251
6.000%, 05/20/2053	681	690
5.500%, 05/20/2054	745	742
5.000%, 01/20/2053 to 05/20/2054	690	675
4.500%, 10/20/2052	941	899
4.000%, 10/20/2052	974	907
3.500%, 06/20/2052	1,176	1,063
3.000%, 09/20/2051	1,489	1,307
2.500%, 08/20/2051 to 04/20/2052	2,091	1,772
2.000%, 12/20/2050	1,715	1,401

		43,842
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	246
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	153
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	290
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	135	140
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	350	325

		1,154
Total Mortgage-Backed Securities
(Cost $45,195) ($ Thousands)		44,996

SOVEREIGN DEBT — 1.9%

Canada Government International Bond
3.750%, 04/26/2028	250	247
Chile Government International Bond
4.850%, 01/22/2029	200	200
Export Development Canada
4.125%, 02/13/2029	90	90
Indonesia Government International Bond
5.100%, 02/10/2054	200	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Japan Bank for International Cooperation
4.375%, 01/24/2031	$200	$199
Japan International Cooperation Agency
4.750%, 05/21/2029	200	202
Korea Development Bank
4.500%, 02/15/2029	200	199
Mexico Government International Bond
6.400%, 05/07/2054	200	188
6.000%, 05/07/2036	200	194
Panama Government International Bond
6.853%, 03/28/2054	200	184
Peruvian Government International Bond
5.875%, 08/08/2054	100	99
3.300%, 03/11/2041	200	149
Philippine Government International Bond
5.000%, 07/17/2033	200	200
Province of Alberta Canada
4.500%, 01/24/2034	250	247
Province of Ontario Canada
4.200%, 01/18/2029	250	248
Province of Quebec Canada
4.500%, 09/08/2033	250	247
3.625%, 04/13/2028	200	196
Republic of Poland Government International Bond
5.125%, 09/18/2034	100	99

Total Sovereign Debt
(Cost $3,404) ($ Thousands)		3,381

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
4.625%, 11/17/2026	250	253
4.125%, 01/15/2027	500	500
4.000%, 06/30/2028	250	249
FNMA
0.875%, 08/05/2030	550	455

Total U.S. Government Agency Obligations
(Cost $1,457) ($ Thousands)		1,457

ASSET-BACKED SECURITIES — 0.4%
Automotive — 0.2%

Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	152	152

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	$150	$152
		304

Credit Cards — 0.1%

Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/2028	150	150

Other Asset-Backed Securites — 0.1%

Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	150	150

Total Asset-Backed Securities
(Cost $603) ($ Thousands)		604

Total Investments in Securities — 98.2%
(Cost $171,447) ($ Thousands)		$170,620

Percentages are based on Net Assets of $173,722 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2024, the value of these securities amounted to $385 ($ Thousands), representing 0.2% of the Net Assets of the Fund.

Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — 1 Year US Treasury Yield Curve
H15T5Y — 5 Year US Treasury Yield Curve
MTN — Medium Term Note
Ser — Series
SOFRINDX — Secured Overnight Financing Index
SOFRRATE —Secured Overnight Financing Rate
S&P — Standard & Poor's
TBA — To Be Announced
TSFR3M — Term Secured Overnight Financing Rate 3 Month

Adviser Managed Trust